Acquisition of Non-controlling Interests (Details)	12 Months Ended		1 Months Ended					1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 Group of five employees USD ($)	Jan. 31, 2014 Beijing Lotta USD ($) item	Jan. 31, 2014 Beijing Lotta CNY	Dec. 31, 2014 Beijing Lotta USD ($)	Dec. 31, 2014 Beijing Lotta CNY	Sep. 30, 2014 Tianjin Leju USD ($)	Sep. 30, 2014 Tianjin Leju CNY	Dec. 31, 2014 Tianjin Leju USD ($)	Sep. 30, 2014 E-House item	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai USD ($) item	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai CNY	Dec. 31, 2014 Beijing Leju Advertisement and Yisheng Shanghai USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Group of five employees USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Group of five employees CNY	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Individual share holder USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Individual share holder CNY	Sep. 30, 2014 Beijing Leju item
Acquisition of Non-controlling Interests.
Decrease in equity attributable to Leju's shareholders	$ 32,469,069
Number of individual shareholders entered into equity transfer agreement				2	2							6	6
Percentage of shares acquired				40.00%	40.00%			30.00%	30.00%			24.50%	24.50%
Total consideration				16,254,600	(100,000,000)			4,685,913	28,830,000			19,074,412	117,355,000		16,054,493	98,775,000	3,019,919	18,580,000
Total consideration for 1% equity interest															823,307		603,984
Additional paid-in capital derecognized						15,112,828		4,449,469				12,906,772
Non-controlling interest derecognized						1,141,772		236,444				1,890,830
Liability for Consideration Payable of Acquiring Non-controlling Interest	25,645,630					7,190,700	44,000,000			2,871,268				15,534,635
Number of employee individual shareholders entered into equity transfer agreement											5
Number of subsidiaries to purchase remaining percentage																			2
Percentage of five employee owned															19.50%	19.50%
Percentage of other individual shareholders owned																	5.00%	5.00%
Number of years should serve by five employee individual shareholders after acquisition			2 years
Additional paid-in capital	$ 788,246,874	$ 686,378,493	$ 4,276,810
Recognition period of stock based compensation expense			2 years